Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and contingencies
Lease expense under operating leases	$ 1,000,000	$ 900,000	$ 900,000
Future minimum lease commitments under operating leases
2012	1,149,000
2013	942,000
2014	619,000
2015	404,000
2016	335,000
Thereafter	1,609,000
Future minimum lease commitments	5,058,000
Estimated commitments under Transmission, Interconnection and Long-Term Service Agreements
2012	9,102,000
2013	6,671,000
2014	2,752,000
2015	2,822,000
2016	2,894,000
Thereafter	22,663,000
Total	46,904,000
Fuel Supply and Transportation Commitments
2012	67,712,000
2013	61,303,000
2014	64,214,000
2015	64,449,000
2016	66,006,000
Thereafter	66,732,000
Total	390,416,000
Construction Contract
Estimated amount paid by project in construction cost	$ 21,500,000